Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Jun. 30, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 3,535,458	$ 1,167,503
Accounts receivable, net	26,728,741	24,255,596
Inventories, net	25,521,747	28,485,584
Prepaid expenses and other current assets	797,199	230,907
Deferred tax asset	286,508	1,300,665
TOTAL CURRENT ASSETS	56,869,653	55,440,255
Property, plant and equipment, net	11,476,936	10,356,809
Intangibles, net	38,004,916	14,590,771
Goodwill	9,630,279	4,939,462
Crop production costs, net	212,231	1,952,100
Deferred tax asset	4,060,156	1,666,488
Other assets	2,088,896	354,524
TOTAL ASSETS	122,343,067	89,300,409
CURRENT LIABILITIES
Accounts payable	13,722,900	15,026,669
Accounts payable - related parties	1,128,630	1,053,874
Accrued expenses and other current liabilities	2,328,349	818,730
Foreign exchange contract liabilities	59,116	0
Lines of credit	13,755,800	15,888,640
Current portion of long-term debt	2,223,465	267,764
Current portion of convertible debt, net	9,265,929	0
TOTAL CURRENT LIABILITIES	42,484,189	33,055,677
Non-compete obligation, less current porton	100,000	150,000
Contingent consideration obligation	2,078,000	0
Long-term debt, less current portion	10,682,072	4,452,631
Convertible debt, net, less current portion	8,777,041	0
Derivative warrant liabilities	6,258,000	0
Other non-current liabilities	88,160	127,866
TOTAL LIABILITIES	70,467,462	37,786,174
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value; 5,000,000 shares authorized; no shares issued and outstanding	0	0
Common stock, $0.001 par value; 50,000,000 shares authorized; 13,479,101 issued and 13,454,101 outstanding at June 30, 2015; 11,665,093 issued and 11,640,093 outstanding at June 30, 2014	13,479	11,666
Treasury stock, at cost, 25,000 shares at June 30, 2015 and June 30, 2014	(134,196)	(134,196)
Additional paid-in capital	62,072,379	55,121,876
Accumulated deficit	(4,979,471)	(1,816,344)
Accumulated other comprehensive loss	(5,096,586)	(1,668,767)
TOTAL STOCKHOLDERS' EQUITY	51,875,605	51,514,235
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 122,343,067	$ 89,300,409